RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Transactions Between the Company and DOSA [Table Text Block]
	December 31,	December 31,
	2013	2012

Wage and rent reimbursements	$11,000	$36,762
Net option payment	-	22,469
Equipment purchases	3,635	-

Schedule of Transactions Between the Company and NMC [Table Text Block]
	December 31,	December 31,
	2013	2012

Reimbursement of expenses	$39,438	$62,362
Consulting services provided	420,000	420,000

Mineral and exploration
expense – related party	$459,438	$482,362

Equipment purchases	$25,000	$50,000